12. INCOME TAXES: Schedule of tax credits and unused tax losses (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of tax credits and unused tax losses

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2019	Expiry Date Range	2018	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	2,500,000	No expiry date	2,962,000	No expiry date
Property and equipment	16,000	No expiry date	53,000	No expiry date
Share issue costs	230,000	2040 to 2043	111,000	2039 to 2042
Allowable capital losses	3,221,000	No expiry date	3,221,000	No expiry date
Non-capital losses available for future periods	16,122,000	2020 to 2039	15,614,000	2019 to 2038